UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-05149

Name of Fund:  Merrill Lynch Treasury Fund, Merrill Lynch Institutional Fund,
               Merrill Lynch Government Fund, Merrill Lynch Institutional Tax-Exempt Fund and Merrill Lynch Premier Institutional Fund of Merrill Lynch Funds for Institution Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Treasury Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Institutional Tax-Exempt Fund and Merrill Lynch Premier Institutional Fund of Merrill Lynch Funds for Institution Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2006

Date of reporting period: 07/01/2004 - 06/30/2005

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report.
                               No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Treasury Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Institutional Tax-Exempt Fund and Merrill Lynch Premier Institutional Fund of Merrill Lynch Funds for Institution Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Treasury Fund, Merrill Lynch Institutional Fund,
       Merrill Lynch Government Fund, Merrill Lynch Institutional Tax-Exempt Fund and Merrill Lynch Premier Institutional Fund of Merrill Lynch Funds for Institution Series


Date: November 28, 2005